                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      MacNealy Hoover Investment Management, Inc.
         --------------------------------------------------
Address:   200 Market Ave., N., Suite 200
         --------------------------------------------------
           Canton, Ohio 44702
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harry C.C. MacNealy
         --------------------------------------------------

Title:     CEO & CCO
         --------------------------------------------------

Phone:     330 454-1010
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH          October 30, 2008
-----------------------    ----------------------    ----------------
      [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                           ------------

Form 13F Information Table Entry Total:      76
                                           ------------

Form 13F Information Table Value Total:      68,574,041
                                           ------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                                       Current                                                  Voting
                                                        Value     Quantity            Investment    Other     Authority
        Description          Asset Class     CUSIP      (000)      SH/PRN     SH/PRN  Discretion  Managers  SOLE   Shared      None
        ------------         -----------     -----     -------  ------------  ------  ----------  --------  ----   ------      ----
1/100 Berkshire Htwy cl A   CL A            084670108   $2,743         2,000    SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A                                         100             NON
3M Company                  COM             88579Y101     $521         7,625    SH       SOLE                       7,625
Abbott Laboratories         COM             002824100   $1,332        22,726    SH       SOLE                      22,926
Abbott Laboratories         COM                                          400             NON
Abbott Laboratories         COM                                                                                                  200
Amer Electric Pwr Co Inc    COM             025537101     $283         7,100    SH       SOLE                       7,435
Amer Electric Pwr Co Inc    COM                                          535             NON
Amer Electric Pwr Co Inc    COM                                                                                                  200
American Express Company    COM             025816109     $213         6,000    SH       SOLE                       6,000
Amgen Incorporated          COM             031162100     $242         4,075    SH       SOLE                       4,075
Apple Computer Inc          COM             037833100     $296         1,800    SH       SOLE                       2,600
Apple Computer Inc          COM                                          800             NON
AT&T Inc.                   COM             00206R102     $484        16,214    SH       SOLE                      17,324
AT&T Inc.                   COM                                        1,110             NON
Auto Data Processing        COM             053015103   $1,013        22,750    SH       SOLE                      23,500
Auto Data Processing        COM                                          950             NON
Auto Data Processing        COM                                                                                                  200
Berkshire Hathaway Cl B     COM             084670207     $712           162    SH       SOLE                         162
Bristol-Myers Squibb Co     COM             110122108     $349        16,157    SH       SOLE                      16,747
Bristol-Myers Squibb Co     COM                                          590             NON
Bucyrus Intl Inc            COM             118759109     $402         9,000    SH       SOLE                       9,000
Camco Financial Corp        COM             132618109   $1,026       105,970    SH       SOLE                     109,096
Camco Financial Corp        COM                                        3,126             NON
Chevron Corporation         COM             166764100   $3,379        39,437    SH       SOLE                      40,412
Chevron Corporation         COM                                        1,525             NON
Chevron Corporation         COM                                                                                                  550
Cisco Systems Inc           COM             17275R102     $443        19,044    SH       SOLE                      19,644
Cisco Systems Inc           COM                                          600             NON
Citigroup Inc               COM             172967101     $539        25,650    SH       SOLE                      26,033
Citigroup Inc               COM                                          633             NON
Citigroup Inc               COM                                                                                                  250
Coca Cola Company           COM             191216100   $1,387        25,325    SH       SOLE                      25,825
Coca Cola Company           COM                                          900             NON
Coca Cola Company           COM                                                                                                  400
ConocoPhillips              COM             20825C104   $1,908        25,503    SH       SOLE                      25,853
ConocoPhillips              COM                                          550             NON
ConocoPhillips              COM                                                                                                  200
Deere & Co                  COM             244199105     $887        17,925    SH       SOLE                      17,925
Disney Walt Hldg Co         COM DISNEY      254687106     $891        27,440    SH       SOLE                      28,540
Disney Walt Hldg Co         COM DISNEY                                 1,600             NON
Disney Walt Hldg Co         COM DISNEY                                                                                           500
Dominion Resources Inc.     COM             25746U109     $338         7,900    SH       SOLE                       7,900
Dow Chemical Company        COM             260543103     $511        16,090    SH       SOLE                      16,090
DuPont E I De Nemour&Co     COM             263534109     $985        24,300    SH       SOLE                      24,450
DuPont E I De Nemour&Co     COM                                          150             NON
E M C Corp Mass             COM             268648102     $486        39,750    SH       SOLE                      40,650
E M C Corp Mass             COM                                          900             NON
Emerson Electric Co         COM             291011104   $1,032        24,800    SH       SOLE                      24,800
Emerson Electric Co         COM                                          500             NON
Emerson Electric Co         COM                                                                                                  500
Exxon Mobil Corporation     COM             30231G102   $4,134        51,981    SH       SOLE                      52,831
Exxon Mobil Corporation     COM                                        1,250             NON
Exxon Mobil Corporation     COM                                                                                                  400
Farmers Natl Banc Cp Oh     COM             309627107     $741       100,076    SH       SOLE                     101,800
Farmers Natl Banc Cp Oh     COM                                        1,724             NON
Fifth Third Bancorp         COM             316773100     $694        57,457    SH       SOLE                      58,097
Fifth Third Bancorp         COM                                          890             NON
Fifth Third Bancorp         COM                                                                                                  250
First Citizens Banc New     COM NO PAR      319459202   $1,243       123,725    SH       SOLE                     125,025
First Citizens Banc New     COM NO PAR                                 2,600             NON
First Citizens Banc New     COM NO PAR                                                                                         1,300
Firstmerit Corp             COM             337915102   $1,503        70,251    SH       SOLE                      70,751
Firstmerit Corp             COM                                        1,300             NON
Firstmerit Corp             COM                                                                                                  800
General Dynamics Corp       COM             369550108     $935        12,300    SH       SOLE                      12,700
General Dynamics Corp       COM                                          400             NON
General Electric Company    COM             369604103   $3,442       130,568    SH       SOLE                     134,168
General Electric Company    COM                                        4,400             NON
General Electric Company    COM                                                                                                  800
Heinz H J Co                COM             423074103   $1,567        30,850    SH       SOLE                      31,350
Heinz H J Co                COM                                          500             NON
Hershey Company             COM             427866108   $1,455        36,250    SH       SOLE                      36,700
Hershey Company             COM                                          550             NON
Hershey Company             COM                                                                                                  100
Home Depot Inc              COM             437076102     $739        27,505    SH       SOLE                      28,055
Home Depot Inc              COM                                        1,050             NON
Home Depot Inc              COM                                                                                                  500
Huntington Bancshs Inc      COM             446150104   $1,307       161,077    SH       SOLE                     161,406
Huntington Bancshs Inc      COM                                        2,529             NON
Huntington Bancshs Inc      COM                                                                                                2,200
Huntington Banc             PFD COM SER A   446150401     $373           480    SH       SOLE                         480
Ingersoll-Rand Company      CL A            G4776G101     $769        24,300    SH       SOLE                      24,680
Ingersoll-Rand Company      CL A                                         380             NON
Intel Corp                  COM             458140100     $387        17,950    SH       SOLE                      20,500
Intel Corp                  COM                                        2,700             NON
Intel Corp                  COM                                                                                                  150
Intl Business Machines      COM             459200101   $2,774        23,354    SH       SOLE                      23,464
Intl Business Machines      COM                                          360             NON
Intl Business Machines      COM                                                                                                  250
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $493         9,681    SH       SOLE                      10,161
Ishares Russell 1000 Gro    RUSSELL1000GRW                               480             NON
Ishares Russell Midcap      RUSSELL MIDCAP  464287499     $207         2,175    SH       SOLE                       2,525
Ishares Russell Midcap      RUSSELL MIDCAP                               350             NON
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $253         5,010    SH       SOLE                       5,010
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465     $953        16,053    SH       SOLE                      16,928
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX                                875             NON
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $373         5,360    SH       SOLE                       5,485
Ishares Tr Russell 2000     RUSSELL 2000                                 125             NON
J P Morgan Chase & Co. Inc  COM             46625H100     $532        11,397    SH       SOLE                      11,397
Johnson & Johnson           COM             478160104   $2,979        42,404    SH       SOLE                      42,704
Johnson & Johnson           COM                                          600             NON
Johnson & Johnson           COM                                                                                                  300
Keycorp Inc New             COM             493267108     $258        19,340    SH       SOLE                      19,340
Keycorp Inc New             COM                                        2,250             NON
Keycorp Inc New             COM                                                                                                2,250
Kimco Realty Corp           COM             49446R109     $222         6,000    SH       SOLE                       6,000
Lowes Companies Inc         COM             548661107     $425        17,550    SH       SOLE                      17,950
Lowes Companies Inc         COM                                          400             NON
Mc Donalds Corp             COM             580135101     $304         4,928    SH       SOLE                       4,928
Medtronic Inc               COM             585055106     $506        10,100    SH       SOLE                      10,100
Merck & Co Inc              COM             589331107     $477        14,900    SH       SOLE                      15,125
Merck & Co Inc              COM                                          225             NON
Microsoft Corp              COM             594918104   $1,898        68,250    SH       SOLE                      70,600
Microsoft Corp              COM                                        2,850             NON
Microsoft Corp              COM                                                                                                  500
National City Corp          COM             635405103     $176        99,762    SH       SOLE                     100,762
National City Corp          COM                                        1,000             NON
Natl Bancshares Corp Oh     COM             632592101   $2,489       153,759    SH       SOLE                     155,559
Natl Bancshares Corp Oh     COM                                        1,800             NON
Navios Maritime             COM             Y62196103      $74        14,500    SH       SOLE                      14,500
Oracle Corporation          COM             68389X105     $244        11,400    SH       SOLE                      12,000
Oracle Corporation          COM                                          600             NON
P V F Capital Corp          COM             693654105      $49        11,873    SH       SOLE                      11,873
Pepsico Incorporated        COM             713448108   $1,489        20,493    SH       SOLE                      20,893
Pepsico Incorporated        COM                                          400             NON
Pfizer Incorporated         COM             717081103     $864        43,907    SH       SOLE                      46,187
Pfizer Incorporated         COM                                        2,955             NON
Pfizer Incorporated         COM                                                                                                  675
Philip Morris Intl Inc      COM             718172109     $272         5,648    SH       SOLE                       5,648
Pro Dex Inc Colo            COM             74265M106      $10        10,000    SH       SOLE                      10,000
Procter & Gamble Co         COM             742718109   $3,623        51,285    SH       SOLE                      51,782
Procter & Gamble Co         COM                                          697             NON
Procter & Gamble Co         COM                                                                                                  200
Schering Plough Corp        COM             806605101     $250        13,550    SH       SOLE                      13,550
SPDR TRUST S&P500           UNIT SER 1      78462F103   $1,455        12,170    SH       SOLE                      12,545
SPDR TRUST S&P500           UNIT SER 1                                   375             NON
Sun Microsystems Inc New    COM NEW         866810203     $117        14,675    SH       SOLE                      14,862
Sun Microsystems Inc New    COM NEW                                      687             NON
Sun Microsystems Inc New    COM NEW                                                                                              500
Teva Pharm Inds Ltd Adrf    ADR             881624209     $570        12,450    SH       SOLE                      12,450
Textron Incorporated        COM             883203101     $290         9,900    SH       SOLE                       9,900
The Southern Company        COM             842587107     $213         5,650    SH       SOLE                       5,650
Valero Energy Corp New      COM             91913Y100     $545        17,675    SH       SOLE                      17,875
Valero Energy Corp New      COM                                          325             NON
Valero Energy Corp New      COM                                                                                                  125
Verizon Communications      COM             92343V104     $268         7,722    SH       SOLE                       8,358
Verizon Communications      COM                                          636             NON
Wal-Mart Stores Inc         COM             931142103     $425         7,100    SH       SOLE                       7,100
Wal-Mart Stores Inc         COM             939322103       $6        68,710    SH       SOLE                      69,485
Washington Mutual Inc       COM                                          975             NON
Washington Mutual Inc       COM                                                                                                  200
Whole Foods Market Inc      COM             966837106     $258        12,400    SH       SOLE                      12,400
Whole Foods Market Inc      COM                                          500             NON
Whole Foods Market Inc      COM                                                                                                  500
Yum Brands Inc.             COM             988498101     $544        16,672    SH       SOLE                      16,672